PRIVATE PLACEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Private Placements
PRIVATE PLACEMENTS

NOTE 4 — PRIVATE PLACEMENTS

Simultaneously with the closing of the IPO, the Company consummated the private sale of 390,000 Private Placement Units. Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one share of Ordinary shares upon the consummation of the Company’s initial business combination (“Private Right”). The proceeds from the sale of the Private Placement Units were added to the net proceeds from the IPO held in the trust account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the trust account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units (including the underlying securities) will not be transferable, assignable, or salable until the completion of a Business Combination, subject to certain exceptions.

In connection with EBC’s full exercise of their over-allotment option, the Company also consummated the sale of an additional 40,500 Private Units at $10.00 per Private Unit, generating total proceeds of $405,000.

NOTE 4 - PRIVATE PLACEMENTS

Simultaneously with the closing of the IPO, the Company consummated the private sale of 390,000 Private Placement Units. Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one share of ordinary shares upon the consummation of the Company’s initial business combination (“Private Right”). The proceeds from the sale of the Private Placement Units were added to the net proceeds from the IPO held in the trust account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the trust account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units (including the underlying securities) will not be transferable, assignable, or salable until the completion of a Business Combination, subject to certain exceptions.

In connection with EBC’s full exercise of their over-allotment option, the Company also consummated the sale of an additional 40,500 Private Units at $10.00 per Private Unit, generating total proceeds of $405,000.